Note 6 - Real Estate Assets Held for Sale and Discontinued Operations: (Details) - Discontinued Operations (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Revenues
Revenues	$ 575,049	$ 525,877	$ 1,728,800	$ 1,603,017
Expenses
Expenses	273,722	420,966	1,165,934	1,275,546
Depreciation		151,827	314,935	449,234
Net income from discontinuing operations	301,327	104,911	562,866	327,471
Rental Income [Member]
Revenues
Revenues	533,784	488,603	1,575,875	1,457,539
Rental Income Tenant Reimbursements [Member]
Revenues
Revenues	41,265	37,274	152,925	145,478
Rental Expense [Member]
Expenses
Expenses	$ 273,722	$ 269,139	$ 850,999	$ 826,312